Acquisition (Details Textual)	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 01, 2008 Store	Dec. 31, 2010 Liuzhou City Wubaitang Medical Chain Store Co., Ltd. [Member]	Feb. 28, 2010 Liuzhou City Wubaitang Medical Chain Store Co., Ltd. [Member] USD ($) Store	Feb. 28, 2010 Liuzhou City Wubaitang Medical Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. [Member]	Mar. 29, 2010 Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Mar. 29, 2010 Zhaoping County Laobaixin Pharmacy Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. [Member]	Apr. 25, 2010 Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Apr. 25, 2010 Lai Bing Peng Fei Pharmacy Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. [Member]	Sep. 19, 2010 Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Sep. 19, 2010 Guangxi San Le Da Uao Fang Pharmacy Chain Store Co., Ltd. [Member] CNY	Dec. 31, 2010 Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. [Member]	Sep. 20, 2010 Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. [Member] USD ($) Store	Sep. 20, 2010 Rong Shui Sian Jiu Zhou Pharmacy Chain Store Co., Ltd. [Member] CNY
Acquisition (Textual)
Number of retail chain stores purchased under agreement			30		30	30		18	18		11	11		15	15		18	18
Consideration paid for purchase of retail chain stores under transaction					$ 2,495,431	16,482,375		$ 640,206	4,228,573		$ 1,286,301	8,496,044		$ 715,208	4,723,969		$ 900,598	5,948,459
Transaction completed date				Apr. 01, 2010			May 01, 2010			Apr. 01, 2010			Oct. 01, 2010			Oct. 01, 2010
Description of acquired entity	Two sub-distributors and one vendor engaged in packaging of Chinese traditional herbs
Amount due from acquiree businesses eliminated in consolidation	5,397,757
Amount due to acquiree businesses eliminated in consolidation	4,127,756
Goodwill identified upon the above acquisitions		$ 452,449